Taxes Payable	12 Months Ended
Dec. 31, 2018
Taxes Payable
Taxes Payable

12. Taxes Payable

The following is a summary of taxes payable as of December 31, 2017 and 2018:

	December 31,	December 31,
	2017	2018
	RMB in thousands
Withholding individual income taxes for employees	4,381	7,844
VAT payable	5,385	13,920
EIT payable	5,488	6,913
Withholding income tax payable	—	5,510
Others	9,738	4,318
Total	24,992	38,505